Share Capital (Fair Value Assumptions) (Details)		12 Months Ended
	Nov. 23, 2017 USD ($) month	Dec. 31, 2017 USD ($) month shares	Dec. 31, 2016 CAD month shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares		578,490	1,620,000
Weighted average share price at grant date (CAD$)		$ 9.62	CAD 3.75
Expected dividend yield		0.70%	0.70%
Expected stock price volatility (based on historical volatility)		57.00%	49.00%
Weighted average per share fair value of stock options granted (CAD$)		$ 4.27	CAD 1.52
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.91%	0.32%
Expected life of option (months)		36	42
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		1.35%	0.92%
Expected life of option (months)		84	84
Richmont Mines Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price at grant date (CAD$) | $	$ 3.53
Risk-free rate	1.43%
Expected dividend yield	0.70%
Expected stock price volatility (based on historical volatility)	53.00%
Expected life of option (months)	12
Weighted average per share fair value of stock options granted (CAD$) | $	$ 5.45